Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Business Acquisitions Total Cost, Asset acquired and Liabilities assumed

The following tables present the total cost of the asset acquisition and the allocation to the assets acquired and liabilities assumed based upon their relative fair value at the acquisition date (in thousands):

Amount
Cost of the asset acquisition
Base purchase price	$750
Contingent consideration	5,969
Direct transaction costs	284

Total cost of the asset acquisition	$7,003

Assets acquired
Cash and cash equivalents	$784
Restricted cash	826
Accounts receivable, net	696
Deposits and other	78
Property and equipment, net	76
Intangible assets, net:
Customer relationship	5,600
Acquired workforce	380

Total assets acquired	8,440

Liabilities assumed
Accounts payable	439
Accrued expenses and other	182
Short-term debt	816

Total liabilities assumed	1,437

Net identifiable assets acquired	$7,003

TeckstInc [Member]
Schedule of Business Acquisitions Total Cost, Asset acquired and Liabilities assumed

The acquisition of Teckst was accounted for under ASC 805, Business Combinations, using the acquisition method of accounting. As a result, the Company determined its allocation of the fair values of the assets acquired, and liabilities assumed at the acquisition date are as follows (in thousands):

Fair Value
Assets acquired:
Accounts receivable	123
Deposits and other	10
Intangible assets:
Customer relationship	600
Technology	700

Total assets acquired	1,433

Liabilities assumed:
Accounts payable	91
Accrued expenses	13

Total liabilities assumed	104

Net identifiable assets acquired	1,329
Goodwill	697

Total consideration transferred	$2,026

SpeechIQ [Member]
Schedule of Business Acquisitions Total Cost, Asset acquired and Liabilities assumed

The acquisition of SpeechIQ was accounted for under ASC 805, Business Combinations, using the acquisition method of accounting. As a result, the Company determined its allocation of the fair values of the assets acquired, and liabilities assumed at the acquisition date are as follows (in thousands):

Fair Value
Assets acquired:
Cash	$48
Accounts receivable	417
Deposits and other	30
Property and equipment	6
Intangible assets:
Trademarks	300
Customer relationship	2,300
Technology	1,600

Total assets acquired	4,701

Liabilities assumed:
Accounts payable	151
Accrued expenses	17

Total liabilities assumed	168

Net identifiable assets acquired	4,533
Goodwill	4,507

Total consideration transferred	$9,040